UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-2806

Exact name of registrant as specified in charter:	Delaware Group Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments (Unaudited)

Delaware Cash Reserve Fund

June 30, 2007

	Principal
	Amount	Value
Certificates of Deposit – 12.60%
Credit Agricole 5.35% 8/31/07	$10,000,000	$10,000,000
First Tennessee Bank
5.30% 7/23/07	5,000,000	5,000,000
5.30% 8/29/07	5,000,000	5,000,000
Harris 5.34% 12/3/07	7,500,000	7,500,000
Natixis 5.345% 8/17/07	10,000,000	10,000,253
Wilmington Trust
5.30% 7/10/07	10,000,000	10,000,000
5.32% 9/25/07	10,000,000	10,000,000
Total Certificates of Deposit (cost $57,500,253)		57,500,253

≠Discounted Commercial Paper – 77.06%
Colleges & Universities – 1.74%
Leland Stanford Junior University 5.305% 8/9/07	8,000,000	7,954,500
		7,954,500
Financial Services – 44.70%
≥Aegon 5.442% 7/2/07	20,850,000	20,846,850
µ≥Aquinas Funding 5.361% 12/19/07	7,500,000	7,314,038
µ≥Barton Capital
5.273% 7/3/07	10,000,000	9,997,089
5.292% 7/2/07	7,500,000	7,498,902
µ≥CAFCO 5.305% 8/8/07	11,000,000	10,938,926
µ≥Chesham Finance
5.307% 7/5/07	11,000,000	10,993,632
5.402% 7/2/07	4,000,000	3,999,400
≥Cullinan Finance
5.308% 11/26/07	6,500,000	6,362,381
5.327% 8/13/07	10,000,000	9,936,933
≥Danske 5.288% 10/12/07	5,000,000	4,926,183
µ≥Eureka Securitization
5.308% 8/8/07	4,070,000	4,047,402
5.31% 8/3/07	5,000,000	4,975,846
µ≥Fountain Square Commercial Funding
5.307% 8/6/07	6,000,000	5,968,440
5.31% 9/4/07	5,305,000	5,254,809
5.314% 7/16/07	8,325,000	8,306,720
≥MetLife 5.312% 9/6/07	10,000,000	9,902,478
≥Natixis 5.402% 7/2/07	10,000,000	9,998,500
≥NYSE Euronext 5.298% 8/13/07	4,230,000	4,203,474
San Paolo IMI US Financial 5.301% 7/31/07	5,000,000	4,978,208
µ≥Sigma Finance 5.321% 9/13/07	10,000,000	9,892,083
µ≥Starbird Funding
5.27% 8/1/07	10,000,000	9,954,619
5.31% 9/4/07	10,000,000	9,905,389
µSurrey Funding 5.306% 7/5/07	7,000,000	6,995,909
µ≥Three Pillars Funding
5.285% 7/9/07	10,000,000	9,988,311
5.313% 7/20/07	6,775,000	6,756,085
		203,942,607
Industrial – 8.53%
≥BASF 5.315% 8/22/07	4,000,000	3,969,609
≥Cargill Global Funding 5.309% 7/31/07	15,000,000	14,934,250
≥Statoil 5.402% 7/2/07	20,000,000	19,997,000
		38,900,859
Mortgage Bankers & Brokers – 17.00%
Bank of America 5.288% 9/5/07	10,000,000	9,905,217
≥Bank of Ireland
5.315% 9/4/07	10,000,000	9,905,299
5.34% 8/6/07	5,750,000	5,720,100

Bear Stearns
5.295% 9/20/07	10,000,000	9,884,125
5.298% 7/5/07	5,000,000	4,997,100
ING Funding 5.285% 7/6/07	5,000,000	4,996,378
Morgan Stanley 5.32% 7/23/07	5,000,000	4,984,203
≥Skandinaviska Enskilda Banken 5.346% 8/1/07	10,000,000	9,955,179
Westpac Securities
5.311% 10/15/07	5,000,000	4,923,886
5.321% 11/30/07	7,500,000	7,335,650
5.331% 8/29/07	5,000,000	4,956,897
		77,564,034
State Agency Bonds – 5.09%
City of Austin, Texas 5.317% 7/2/07	7,500,000	7,498,902
Sunshine State Governmental Financing Commission 5.313% 8/2/07	6,000,000	5,971,893
≥Swedish Housing Finance 5.333% 12/4/07	10,000,000	9,775,100
		23,245,895
Total Discounted Commercial Paper (cost $351,607,895)		351,607,895

•Floating Rate Notes – 8.49%
≥ANZ National International 5.32% 1/7/08	5,000,000	5,000,000
≥Australia & New Zealand Banking Group 5.33% 12/28/07	5,000,000	5,000,000
Bank of America 5.315% 5/16/08	5,000,000	5,000,000
µ≥Chesham Finance 5.405% 9/25/07	5,000,000	4,999,758
Credit Suisse 5.295% 7/26/07	9,500,000	9,500,000
≥DnB NOR Bank 5.32% 7/24/08	9,250,000	9,250,000
Total Floating Rate Notes (cost $38,749,758)		38,749,758

•Variable Rate Demand Notes – 2.17%
North Texas Higher Education Authority Series B 5.32% 12/1/44 (AMBAC) (SPA – Depfa Bank)	8,000,000	8,000,000
PCP Investors 5.40% 12/1/24	1,900,000	1,900,000
Total Variable Rate Demand Notes (cost $9,900,000)		9,900,000

Total Value of Securities – 100.32%
(cost $457,757,906)©		457,757,906
Liabilities Net of Receivables and Other Assets (See Notes) – (0.32%)		(1,463,865)
Net Assets Applicable to 456,641,718 Shares Outstanding – 100.00%		$456,294,041

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of June 30, 2007.
©Also the cost for federal income tax purposes.
µAsset-backed commercial paper.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2007, the aggregate amount of these securities equaled $290,474,785, which represented 63.66% of the Fund’s net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
SPA – Stand-by Purchase Agreement

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Cash Reserve – Delaware Cash Reserve Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the variousclasses of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
For federal income tax purposes, at March 31, 2007, capital loss carryforwards of $348,026 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. At June 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Schedule of Investments.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: